UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/00

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    INTEGRAL CAPITAL MANAGEMENT III, L.P.
Address: 2750 Sand Hill Road
         Menlo Park
         California 94025

13F File Number: 028-06038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   General Partner
Phone:   650-233-0360

Signature, Place and Date of signing:

        Pamela K. Hagenah       Menlo Park, California      May 5, 2000
        [Signature]             [City, State]               [Date]

Report type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

           FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                -0-

Form 13F Information Table Total:                 13

Form 13F Information Table Value Total:           $232,124
         (thousands)

List of Other Included Managers:

No. 13 F File Number Name

NONE


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
                                                              FORM 13F
                                  NAME OF REPORTING MANAGER - INTEGRAL CAPITAL MANAGEMENT III, LP.

                                                            AS OF 3/31/00

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                           Value       Shares/ Sh/  Put/Invstmt
      Name of Issuer        Title of class CUSIP           (x$1000)    PrnAmt  Prn Call Dscretn Managers       Sole   Shared   None

FLEXTRONICS INTL LTD         ORD         Y2573F102        51,973       737,860  SH      SOLE                  737,860     0       0
BINDVIEW DEV CORP            COMMSTK     090327107           561        18,064  SH      SOLE                   18,064     0       0
BRIO TECHNOLOGY INC          COMMSTK     109704106           644        17,067  SH      SOLE                   17,067     0       0
CALICO COMMERCE INC          COMMSTK     129897104        59,513     1,817,182  SH      SOLE                1,817,182     0       0
CISCO SYSTEMS INC            COMMSTK     17275R102        15,181       196,363  SH      SOLE                  196,363     0       0
EXTREME NETWORKS INC         COMMSTK     30226D106        21,065       266,640  SH      SOLE                  266,640     0       0
HEALTHEON CORP               COMMSTK     422209106        14,153       615,349  SH      SOLE                  615,349     0       0
HEARTPORT INC                COMMSTK     421969106           581       125,690  SH      SOLE                  125,690     0       0
NETCENTIVES INC              COMMSTK     64108P101           750        25,000  SH      SOLE                   25,000     0       0
PHARMACYCLICS INC            COMMSTK     716933106         4,566        82,000  SH      SOLE                   82,000     0       0
SYCAMORE NETWORKS            COMMSTK     871206108         2,895        22,443  SH      SOLE                   22,443     0       0
TUT SYSTEM INC               COMMSTK     901103101         2,257        37,899  SH      SOLE                   37,899     0       0
VITRIA TECHNOLOGY INC        COMMSTK     92849Q104        57,984       575,163  SH      SOLE                  575,163     0       0

GRAND TOTAL                                             $232,124